Balance Sheets (12/31/2014) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Oct. 03, 2013
Current Assets:
Cash	$ 19,381	$ 525,720	$ 687,548	$ 88,389	$ 0
Accounts receivable	800	2,224
Prepaid expenses and other assets		2,828		1,685
Total Current Assets	20,181	530,772		90,074
Property & equipment, net	5,884	7,987		0
Software license	205,000	25,000
Deposit	12,502	12,502
Total Assets	243,567	576,261		90,074
Current Liabilities:
Accounts payable	54,723	21,133		10,000
Accrued expenses	62,121	54,070		2,579
Due to a related party		1,320
Total Current Liabilities	316,844	76,523		12,579
Total Liabilities	$ 316,844	$ 76,523		$ 12,579
Stockholders' Equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued
Common stock, $0.001 par value, 75,000,000 shares authorized, 11,043,755 and 3,960,000 shares issued and outstanding, respectively	$ 11,299	$ 11,044		$ 3,960
Additional paid-in capital	2,538,519	2,247,524		106,028
Accumulated deficit	(2,623,095)	(1,758,830)		(32,493)
Total Stockholders' Equity	(73,277)	499,738		77,495
Total Liabilities and Stockholders' Equity	$ 243,567	$ 576,261		$ 90,074